Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 29, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%	14.53%	13.10%
Lipper Balanced Funds Index (reflects no deduction for taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Lipper Balanced Funds Index (reflects no deduction for taxes)
Average Annual Return, Percent		10.83%	6.78%	6.78%
Bloomberg Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		3.00%	0.86%	1.71%
S&P 500® Index (65%)/Bloomberg Intermediate Government/Credit Bond Index (35%) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (65%)/Bloomberg Intermediate Government/Credit Bond Index (35%) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		16.97%	9.89%	9.25%
Lipper Mid-Cap Growth Funds Index (reflects no deduction for taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Lipper Mid-Cap Growth Funds Index (reflects no deduction for taxes)
Average Annual Return, Percent		10.73%	7.38%	9.34%
Villere Balanced Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		2.02%	1.55%	3.14%
Villere Balanced Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		1.72%	0.40%	2.01%
Villere Balanced Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		1.41%	1.20%	2.35%
Villere Equity Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		1.50%	0.70%	2.36%
Villere Equity Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		1.40%	(0.08%)	1.91%
Villere Equity Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		0.95%	0.56%	1.85%